Income Taxes (Details 2) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Net operating loss
Total deferred tax assets	$ 7,733,000	$ 7,463,000	$ 3,602,000
Valuation allowance	(7,733,000)	(7,463,000)	(3,602,000)
Deferred tax assets, net - long-term
PRC [Member]
Allowance for doubtful accounts
Allowance for doubtful accounts	3,005,000	2,888,000
Net operating loss
Net operating loss	1,491,000	1,490,000	1,457,000
U.S. [Member]
Allowance for doubtful accounts
Allowance for doubtful accounts	1,331,000	1,329,000	1,121,000
Net operating loss
Net operating loss	$ 1,906,000	$ 1,756,000	$ 1,024,000